S000066077 [Member] Investment Objectives and Goals - S000066077 [Member]	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia Research Enhanced Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Columbia Research Enhanced Value ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Research Enhanced U.S. Value Index (the Index).